SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 312,057	$ 285,762
Gross unrealized gains	1,326	2,610
Gross unrealized losses	918	2,444
Estimated fair value, total	312,465	285,928
Corporate Debentures [Member] | Fair Value Inputs Level2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	305,046	272,431
Gross unrealized gains	1,326	2,545
Gross unrealized losses	711	1,797
Estimated fair value, total	305,661	273,179
U.S. Treasuries [Member] | Fair Value Inputs Level2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,011	13,331
Gross unrealized gains		65
Gross unrealized losses	207	647
Estimated fair value, total	$ 6,804	$ 12,749